UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-05346)

Exact name of registrant as specified in charter:	Putnam Variable Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	John W. Gerstmayr, Esq. Ropes & Gray LLP 800 Boylston Street Boston, Massachusetts 02199-3600

Registrant’s telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	December 31, 2013

Date of reporting period:	March 31, 2013

Item 1. Schedule of Investments:

Putnam VT Growth and Income Fund

The fund's portfolio
3/31/13 (Unaudited)

COMMON STOCKS (98.9%)(a)
	Shares	Value

Aerospace and defense (5.4%)

Boeing Co. (The)	48,500	$4,163,725

Embraer SA ADR (Brazil)(S)	186,200	6,641,754

General Dynamics Corp.	98,800	6,966,388

Honeywell International, Inc.	249,500	18,799,825

L-3 Communications Holdings, Inc.	111,700	9,038,764

Northrop Grumman Corp.	140,400	9,849,060

United Technologies Corp.	140,500	13,126,915

		68,586,431
Air freight and logistics (0.2%)

FedEx Corp.	24,300	2,386,260

		2,386,260
Airlines (0.5%)

Delta Air Lines, Inc.(NON)	276,800	4,569,968

Japan Airlines Co., Ltd. (Japan)(NON)	59,100	2,743,581

		7,313,549
Auto components (1.3%)

American Axle & Manufacturing Holdings, Inc.(NON)	149,600	2,042,040

Johnson Controls, Inc.	352,900	12,376,203

Valeo SA (France)	51,076	2,763,892

		17,182,135
Automobiles (0.7%)

Ford Motor Co.	377,400	4,962,810

General Motors Co.(NON)	85,400	2,375,828

Nissan Motor Co., Ltd. (Japan)	240,800	2,315,016

		9,653,654
Beverages (0.7%)

Coca-Cola Enterprises, Inc.	118,800	4,386,096

Dr. Pepper Snapple Group, Inc.	85,300	4,004,835

		8,390,931
Biotechnology (0.1%)

Cubist Pharmaceuticals, Inc.(NON)	16,900	791,258

		791,258
Building products (0.1%)

Owens Corning, Inc.(NON)	43,700	1,723,091

		1,723,091
Capital markets (4.7%)

Apollo Global Management, LLC. Class A	108,100	2,339,284

Bank of New York Mellon Corp. (The)	88,600	2,479,914

Blackstone Group LP (The)	184,100	3,641,498

Charles Schwab Corp. (The)	371,100	6,564,759

Goldman Sachs Group, Inc. (The)	69,469	10,222,363

KKR & Co. LP	334,398	6,460,569

Morgan Stanley	616,764	13,556,473

State Street Corp.	216,200	12,775,258

		58,040,118
Chemicals (2.2%)

Celanese Corp. Ser. A	51,900	2,286,195

Dow Chemical Co. (The)	249,400	7,940,896

E.I. du Pont de Nemours & Co.	57,000	2,802,120

HB Fuller Co.	34,800	1,359,984

Huntsman Corp.	69,500	1,292,005

LyondellBasell Industries NV Class A	135,100	8,550,479

Tronox, Ltd. Class A(S)	179,220	3,550,348

		27,782,027
Commercial banks (3.6%)

Barclays PLC (United Kingdom)	537,292	2,376,914

Fifth Third Bancorp	288,100	4,698,911

First Horizon National Corp.	235,800	2,518,344

Investors Bancorp, Inc.	136,400	2,561,592

KeyCorp	153,900	1,532,844

U.S. Bancorp	181,900	6,171,867

Wells Fargo & Co.	690,720	25,549,733

		45,410,205
Commercial services and supplies (0.9%)

ADT Corp. (The)(S)	94,087	4,604,618

Tyco International, Ltd.	191,375	6,124,000

		10,728,618
Communications equipment (2.1%)

Arris Group, Inc.(NON)	145,600	2,499,952

Cisco Systems, Inc.	663,200	13,867,512

Polycom, Inc.(NON)	559,800	6,202,584

Qualcomm, Inc.	55,800	3,735,810

		26,305,858
Computers and peripherals (3.2%)

Apple, Inc.	31,600	13,987,108

Fusion-io, Inc.(NON)(S)	55,100	901,987

Gemalto NV (Netherlands)	20,864	1,819,966

Hewlett-Packard Co.	623,410	14,862,094

NetApp, Inc.(NON)	81,100	2,770,376

SanDisk Corp.(NON)	108,800	5,984,000

		40,325,531
Construction and engineering (0.3%)

KBR, Inc.	118,200	3,791,856

		3,791,856
Consumer finance (0.5%)

Capital One Financial Corp.	115,872	6,367,166

		6,367,166
Containers and packaging (0.2%)

MeadWestvaco Corp.	67,900	2,464,770

		2,464,770
Diversified financial services (8.1%)

Bank of America Corp.	1,797,845	21,897,752

Citigroup, Inc.	703,850	31,138,324

CME Group, Inc.	80,000	4,911,200

JPMorgan Chase & Co.	920,258	43,675,445

		101,622,721
Diversified telecommunication services (1.5%)

AT&T, Inc.	162,100	5,947,449

Verizon Communications, Inc.	270,900	13,314,735

		19,262,184
Electric utilities (1.8%)

Edison International	74,300	3,738,776

Entergy Corp.	54,222	3,428,999

FirstEnergy Corp.	149,900	6,325,780

Great Plains Energy, Inc.	146,500	3,397,335

NextEra Energy, Inc.	32,200	2,501,296

PPL Corp.	78,700	2,464,097

		21,856,283
Electrical equipment (0.2%)

Eaton Corp PLC	48,500	2,970,625

		2,970,625
Electronic equipment, instruments, and components (0.4%)

Corning, Inc.	330,100	4,400,233

		4,400,233
Energy equipment and services (3.7%)

Cameron International Corp.(NON)	74,400	4,850,880

Halliburton Co.	371,800	15,024,438

McDermott International, Inc.(NON)	351,400	3,861,886

Nabors Industries, Ltd.	363,200	5,891,104

Oil States International, Inc.(NON)	36,500	2,977,305

Petrofac, Ltd. (United Kingdom)	80,517	1,753,154

Schlumberger, Ltd.	93,389	6,993,902

Transocean, Ltd. (Switzerland)(NON)	68,000	3,533,280

Weatherford International, Ltd.(NON)	102,700	1,253,341

		46,139,290
Food and staples retail (1.7%)

CVS Caremark Corp.	148,700	8,177,013

Kroger Co. (The)	125,600	4,162,384

Walgreen Co.	177,000	8,439,360

		20,778,757
Food products (0.5%)

Hillshire Brands Co.	113,420	3,986,713

Kellogg Co.	19,700	1,269,271

Pinnacle Foods, Inc.(NON)	35,705	714,100

		5,970,084
Health-care equipment and supplies (2.4%)

Baxter International, Inc.	204,300	14,840,352

Covidien PLC	162,554	11,027,663

St. Jude Medical, Inc.	85,900	3,473,796

		29,341,811
Health-care providers and services (3.0%)

Aetna, Inc.	192,800	9,855,936

CIGNA Corp.	88,400	5,513,508

Express Scripts Holding Co.(NON)	41,800	2,409,770

Humana, Inc.(S)	88,200	6,095,502

UnitedHealth Group, Inc.	233,900	13,381,419

		37,256,135
Hotels, restaurants, and leisure (0.3%)

McDonald's Corp.	32,000	3,190,080

		3,190,080
Household products (0.6%)

Procter & Gamble Co. (The)	103,300	7,960,298

		7,960,298
Independent power producers and energy traders (1.0%)

Calpine Corp.(NON)	390,300	8,040,180

NRG Energy, Inc.	167,800	4,445,022

		12,485,202
Industrial conglomerates (1.4%)

General Electric Co.	755,870	17,475,714

		17,475,714
Insurance (6.7%)

ACE, Ltd.	85,500	7,606,935

Aflac, Inc.	91,400	4,754,628

Allstate Corp. (The)	274,600	13,474,622

American International Group, Inc.(NON)	178,300	6,921,606

Assured Guaranty, Ltd.	152,567	3,144,406

Chubb Corp. (The)	36,717	3,213,839

Everest Re Group, Ltd.	24,300	3,155,598

Hartford Financial Services Group, Inc. (The)	315,400	8,137,320

Lincoln National Corp.	114,300	3,727,323

Marsh & McLennan Cos., Inc.	64,900	2,464,253

MetLife, Inc.	399,613	15,193,286

Prudential Financial, Inc.	63,200	3,728,168

Prudential PLC (United Kingdom)	247,722	4,008,672

XL Group PLC	124,000	3,757,200

		83,287,856
Internet software and services (0.2%)

Yahoo!, Inc.(NON)	85,500	2,011,815

		2,011,815
IT Services (0.8%)

Computer Sciences Corp.	39,300	1,934,739

Fidelity National Information Services, Inc.	47,200	1,870,064

IBM Corp.	14,300	3,050,190

Total Systems Services, Inc.	135,700	3,362,646

		10,217,639
Leisure equipment and products (0.5%)

Hasbro, Inc.	99,300	4,363,242

LeapFrog Enterprises, Inc.(NON)	179,100	1,533,096

		5,896,338
Machinery (1.0%)

Ingersoll-Rand PLC	58,300	3,207,083

Joy Global, Inc.	105,000	6,249,600

Stanley Black & Decker, Inc.	30,700	2,485,779

		11,942,462
Marine (0.2%)

Kirby Corp.(NON)	31,100	2,388,480

		2,388,480
Media (4.4%)

CBS Corp. Class B	55,100	2,572,619

Comcast Corp. Class A	364,600	15,316,846

DISH Network Corp. Class A	228,900	8,675,310

Liberty Global, Inc.(NON)	38,200	2,621,666

Time Warner Cable, Inc.	46,648	4,481,007

Time Warner, Inc.	218,700	12,601,494

Viacom, Inc. Class B	81,900	5,042,583

Walt Disney Co. (The)	57,600	3,271,680

		54,583,205
Metals and mining (1.8%)

Barrick Gold Corp. (Canada)	135,100	3,971,940

Freeport-McMoRan Copper & Gold, Inc. Class B (Indonesia)	307,352	10,173,351

Newmont Mining Corp.	27,400	1,147,786

Nucor Corp.(S)	51,800	2,390,570

Rio Tinto PLC (United Kingdom)	40,622	1,904,157

ThyssenKrupp AG (Germany)(NON)	113,959	2,317,534

		21,905,338
Multi-utilities (1.2%)

Ameren Corp.	171,200	5,995,424

CMS Energy Corp.	70,100	1,958,594

National Grid PLC (United Kingdom)	230,653	2,681,062

PG&E Corp.	106,900	4,760,257

		15,395,337
Multiline retail (1.0%)

J.C. Penney Co., Inc.(S)	85,500	1,291,905

Macy's, Inc.	93,500	3,912,040

Target Corp.	97,700	6,687,565

		11,891,510
Office electronics (0.3%)

Xerox Corp.	385,500	3,315,300

		3,315,300
Oil, gas, and consumable fuels (11.2%)

Anadarko Petroleum Corp.	60,400	5,281,980

Apache Corp.	52,503	4,051,131

Cabot Oil & Gas Corp.	126,700	8,566,187

Chevron Corp.	192,700	22,896,614

ConocoPhillips	59,400	3,569,940

CONSOL Energy, Inc.	54,400	1,830,560

Energen Corp.	34,000	1,768,340

Exxon Mobil Corp.	137,818	12,418,780

Gulfport Energy Corp.(NON)	88,200	4,042,206

Hess Corp.	97,800	7,003,458

Marathon Oil Corp.	403,900	13,619,508

Noble Energy, Inc.	52,700	6,095,282

Nordic American Tankers, Ltd. (Norway)(S)	157,700	1,821,435

Occidental Petroleum Corp.	184,186	14,434,657

Royal Dutch Shell PLC ADR (United Kingdom)	262,730	17,119,487

Southwestern Energy Co.(NON)	229,900	8,566,074

Suncor Energy, Inc. (Canada)	94,300	2,825,705

Total SA ADR (France)	79,800	3,828,804

		139,740,148
Paper and forest products (0.5%)

International Paper Co.	125,000	5,822,500

		5,822,500
Personal products (0.1%)

Herbalife, Ltd.(S)	33,800	1,265,810

		1,265,810
Pharmaceuticals (8.5%)

AbbVie, Inc.	114,800	4,681,544

Actavis, Inc.(NON)	23,900	2,201,429

Eli Lilly & Co.	158,700	9,012,573

Johnson & Johnson(S)	349,000	28,453,970

Merck & Co., Inc.	511,525	22,624,751

Pfizer, Inc.	1,061,516	30,635,352

Sanofi ADR (France)(S)	53,600	2,737,888

Shire PLC ADR (United Kingdom)	30,600	2,795,616

Teva Pharmaceutical Industries, Ltd. ADR (Israel)	61,600	2,444,288

Zoetis Inc.(NON)	15,765	526,551

		106,113,962
Real estate investment trusts (REITs) (0.1%)

Equity Lifestyle Properties, Inc.	17,100	1,313,280

		1,313,280
Semiconductors and semiconductor equipment (2.0%)

Advanced Micro Devices, Inc.(NON)(S)	539,577	1,375,921

First Solar, Inc.(NON)	51,400	1,385,744

Intel Corp.(S)	235,200	5,139,120

Lam Research Corp.(NON)	100,463	4,165,196

Samsung Electronics Co., Ltd. (South Korea)	2,896	3,974,647

SK Hynix, Inc. (South Korea)(NON)	120,650	3,117,641

Texas Instruments, Inc.	126,300	4,481,124

Xilinx, Inc.	49,700	1,897,049

		25,536,442
Software (1.1%)

Microsoft Corp.	398,600	11,403,946

Oracle Corp.	87,400	2,826,516

		14,230,462
Specialty retail (2.2%)

American Eagle Outfitters, Inc.	158,700	2,967,690

AutoZone, Inc.(NON)(S)	4,400	1,745,788

Bed Bath & Beyond, Inc.(NON)(S)	93,900	6,049,038

Best Buy Co., Inc.	106,900	2,367,835

Lowe's Cos., Inc.	177,700	6,738,384

Office Depot, Inc.(NON)	1,303,900	5,124,327

Staples, Inc.	148,600	1,995,698

		26,988,760
Tobacco (1.3%)

Altria Group, Inc.	139,900	4,811,161

Lorillard, Inc.	46,100	1,860,135

Philip Morris International, Inc.	97,900	9,076,309

		15,747,605
Trading companies and distributors (0.1%)

Rexel SA (France)	50,805	1,108,743

		1,108,743
Wireless telecommunication services (0.4%)

Vodafone Group PLC ADR (United Kingdom)	179,400	5,096,757

		5,096,757

Total common stocks (cost $908,987,373)		$1,233,752,624

CONVERTIBLE PREFERRED STOCKS (0.3%)(a)
	Shares	Value

General Motors Co. Ser. B, $2.375 cv. pfd.	84,434	$3,641,216

Total convertible preferred stocks (cost $2,836,156)		$3,641,216

SHORT-TERM INVESTMENTS (5.0%)(a)
	Principal amount/shares	Value

Putnam Short Term Investment Fund 0.08%(AFF)	9,572,404	$9,572,404

Putnam Cash Collateral Pool, LLC 0.19%(d)	52,701,118	52,701,118

U.S. Treasury Bills with an effective yield of 0.129%, January 9, 2014(SEGSF)	$122,000	121,875

U.S. Treasury Bills with effective yields ranging from 0.169% to 0.177%, October 17, 2013	383,000	382,631

Total short-term investments (cost $62,778,028)		$62,778,028

TOTAL INVESTMENTS

Total investments (cost $974,601,557)(b)		$1,300,171,868

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 3/31/13 (Unaudited)

			Fixed payments	Total return	Unrealized
Swap counterparty /		Termination	received (paid) by	received by	appreciation/
Notional amount		date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
shares	126,201	8/16/13	(1 month USD-LIBOR-BBA plus 0.40%)	EMC Corp.	$(147,135)
shares	20,312	8/16/13	1 month USD-LIBOR-BBA minus 0.35%	VMware, Inc.	78,918
shares	223,806	8/16/13	(1 month USD-LIBOR-BBA plus 40 bp)	EMC Corp.	(260,930)
shares	36,167	8/16/13	1 month USD-LIBOR-BBA minus 35 bp	VMware, Inc.	140,556

Total					$(188,591)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from January 1, 2013 through March 31, 2013 (the reporting period). Within the following notes to the portfolio, references to “ASC 820” represent Accounting Standards Codification ASC 820 Fair Value Measurements and Disclosures, references to “Putnam Management” represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to “OTC”, if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,247,143,059.
(b)	The aggregate identified cost on a tax basis is $1,002,226,096, resulting in gross unrealized appreciation and depreciation of $317,950,682 and $20,004,910, respectively, or net unrealized appreciation of $297,945,772.
(NON)	Non-income-producing security.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Market value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Market value at the end of the reporting period

	Putnam Money Market Liquidity Fund *	$16,609,693	$31,255,821	$47,865,514	$2,447	$—
	Putnam Short Term Investment Fund *	$—	43,074,922	33,502,518	764	$9,572,404
	Totals	$16,609,693	$74,330,743	$81,368,032	$3,211	$9,572,404
* Management fees charged to Putnam Money Market Liquidity Fund and Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the market value of the securities loaned. The market value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The risk of borrower default will be borne by the fund’s agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. At the close of the reporting period, the value of securities loaned amounted to $51,664,457.
The fund received cash collateral of $52,701,118, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period.
(S)	Security on loan, in part or in entirety, at the close of the reporting period.
At the close of the reporting period, the fund maintained liquid assets totaling $186,305 to cover certain derivatives contracts.
Security valuation: Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange traded funds), if any, which can be classified as Level 1 or Level 2 securities, are based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures and recovery rates. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market linked return for a periodic payment, both based on a notional principal amount, to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund’s maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund’s custodian and with respect to those amounts which can be sold or repledged, are presented in the fund’s portfolio.
Collateral pledged by the fund is segregated by the fund’s custodian and identified in the fund’s portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund’s net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund’s net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty’s long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund’s counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $188,591 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund for these agreements totaled $121,890.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund’s investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund’s net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks:
Consumer discretionary	$127,070,666	$2,315,016	$—
Consumer staples	60,113,485	—	—
Energy	185,879,438	—	—
Financials	296,041,346	—	—
Health care	173,503,166	—	—
Industrials	127,672,248	2,743,581	—
Information technology	119,250,992	7,092,288	—
Materials	57,974,635	—	—
Telecommunication services	24,358,941	—	—
Utilities	49,736,822	—	—
Total common stocks	1,221,601,739	12,150,885	—
Convertible preferred stocks	—	3,641,216	—
Short-term investments	9,572,404	53,205,624	—

Totals by level	$1,231,174,143	$68,997,725	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3
Total return swap contracts	$—	$(188,591)	$—

Totals by level	$—	$(188,591)	$—

Market Values of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Market value	Market value
Equity contracts	$219,474	$408,065

Total	$219,474	$408,065

The average volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was as follows:
OTC total return swap contracts (notional)		$12,300,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission’s rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Variable Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: May 24, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: May 24, 2013

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: May 24, 2013